New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2018
Changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Schedule of adjustments due to initial application of standards

EURm	December 31, 2017	IFRS 9	IFRS 15	January 1, 2018
ASSETS
Non-current financial investments	–	679	–	679
Available-for-sale investments	816	(816)	–	–
Deferred tax assets	4 582	9	–	4 591
Other non-current financial assets	215	132	–	347
Non-current assets	21 160	4	–	21 164
Trade receivables	6 880	(46)	(1 728)	5 106
Contract assets	–	–	1 919	1 919
Prepaid expenses and accrued income	1 259	–	(217)	1 042
Other financial assets	302	4	–	306
Current financial investments	–	907	–	907
Available-for-sale investments, liquid assets	911	(911)	–	–
Current assets	19 841	(46)	(26)	19 769
Total assets	41 024	(43)	(26)	40 955
SHAREHOLDERS' EQUITY AND LIABILITIES
Fair value and other reserves	1 094	(252)	–	842
Retained earnings	1 147	214	(16)	1 345
Total equity	16 218	(38)	(16)	16 164
Deferred tax liabilities	413	(5)	(5)	403
Contract liabilities	–	–	1 216	1 216
Deferred revenue and other long-term liabilities	2 986	–	(1 216)	1 770
Non-current liabilities	12 062	(5)	(5)	12 052
Contract liabilities	–	–	2 478	2 478
Accrued expenses, deferred revenue and other liabilities	6 666	–	(2 483)	4 183
Current liabilities	12 744	–	(5)	12 739
Total shareholders' equity and liabilities	41 024	(43)	(26)	40 955

Financial assets
Disclosure of initial application of standards or interpretations [line items]
Schedule of adjustments due to initial application of standards

	IAS 39	IFRS 9	December 31, 2017	January 1, 2018	Change in	Change in
EURm	classification	classification	(IAS 39)	(IFRS 9)	classification	measurement
Non-current financial investments(1)
Investments in private equity(2)	Available-for-sale	FVPL	679	679
Restricted bank deposits(3)	Available-for-sale	Amortized cost	137		(137)
Other non-current financial assets
Restricted bank deposits(3)	Available-for-sale	Amortized cost		137	137
Non-current customer financing(4)	Amortized cost	FVOCI	75	70		(5)
Other non-current financial assets	FVPL	FVPL	107	107
Other non-current financial assets	Amortized cost	Amortized cost	33	33
Other current financial assets including derivatives
Derivatives	FVPL	FVPL	196	196
Current portion of customer financing(4)	Amortized cost	FVOCI	84	84
Other current financial assets(3)	Amortized cost	Amortized cost	22	26	4
Trade receivables
Trade receivables(5)	Amortized cost	FVOCI	6 880	6 834		(46)
Current financial investments(1)
Available-for-sale investments, liquid assets(6)	FVOCI	FVPL		84	84
Available-for-sale investments, liquid assets(3)(6)	FVOCI	FVOCI	911	823	(88)
Cash and cash equivalents
Financial investments at fair value through profit and loss	Amortized cost	FVPL	1 962	1 962
Financial investments at amortized cost	Amortized cost	Amortized cost	5 407	5 407

Deferred tax assets and liabilities
Deferred tax assets			4 582	4 591		9
Deferred tax liabilities			413	408	(2)	(3)

Shareholders' equity
Fair value and other reserves(2)(4)(5)(7)(8)			1 094	842	(210)	(42)
Retained earnings(2)(7)(8)			1 147	1 361	212	2

(1)   In 2017, Non-current financial investments were presented as Available-for-sale investments and Current financial investments were presented as Available-for-sale investments, liquid assets under IAS 39.

(2)   Upon initial application of IFRS 9, the accumulated net positive fair value changes for the Group’s investments in venture funds, a gain of EUR 226 million, formerly recorded to other comprehensive income, has been presented as a transition adjustment to opening balance of retained earnings. There was no change in the valuation nor carrying amount of these assets.

(3)   Certain restricted bank deposits classified mainly as non-current available-for-sale investments under IAS 39 are classified as amortized cost. There was no change in the carrying amount of these deposits.

(4)   The initial fair value adjustment for customer finance assets of a loss of EUR 5 million has been presented in opening balance of other comprehensive income as a transition adjustment.

(5)   The initial fair value adjustment for trade receivables of a loss of EUR 46 million has been presented in opening balance of other comprehensive income as a transition adjustment.

(6)   The Group has assessed the investments classified under IAS 39 as current available-for-sale, liquid assets, and has classified certain investment funds to be measured at fair value through profit or loss at the adoption of IFRS 9. The rest of these investments satisfy the conditions for classification at fair value through other comprehensive income.

(7)   The Group has assessed the impact of the new impairment model. As the credit quality of the Group’s fixed income and money market investments is high, there is no significant impact from the new model. There was an impact of EUR 9 million loss to loans extended to the Group’s customers as the new model results in an earlier recognition of credit losses that has been recorded in opening balance of other comprehensive income and retained earnings as a transition adjustment.

(8)   For cash flow hedge accounting, the Group has elected to defer cost of hedging in other comprehensive income until the hedged item impacts profit and loss. As a result, a loss of EUR 10 million for accumulated cost of hedging related to hedges under cash flow hedge accounting at the end of 2017 has been presented in opening balance of other comprehensive income and retained earnings as a transition adjustment. For net investment hedge accounting, The Group has elected to defer cost of hedging in other comprehensive income and amortize it over the duration of the hedge. The initial adjustment related to treatment of cost of net investment hedging was not significant.